Client Name:
Client Project Name:	BRAVO 2025-NQM1
Start - End Dates:	6/28/2024 - 9/12/2024
Deal Loan Count:	48

Conditions Report 2.0

Loans in Report:	48
Loans with Conditions:	34

0 - Total Active Conditions

88 - Total Satisfied Conditions

70 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
8 - Category: Application
4 - Category: Assets
8 - Category: Credit/Mtg History
10 - Category: DTI
19 - Category: Income/Employment
4 - Category: Insurance
6 - Category: Legal Documents
1 - Category: LTV/CLTV
8 - Category: Terms/Guidelines
1 - Category: Title
10 - Property Valuations Review Scope
8 - Category: Appraisal
2 - Category: Property
8 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
7 - Category: TILA/RESPA Integrated Disclosure
28 - Total Waived Conditions

25 - Credit Review Scope
12 - Category: Credit/Mtg History
1 - Category: Insurance
1 - Category: Legal Documents
11 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property
2 - Compliance Review Scope
1 - Category: RESPA
1 - Category: Right of Rescission

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